Note 16 - Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Property, plant and equipment at end of period	$ 12,309	$ 4,556
Computer equipment under finance lease [member]
Statement Line Items [Line Items]
Property, plant and equipment at end of period	$ 5,900	$ 2,800